N-4	Apr. 30, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	THRIVENT VARIABLE ANNUITY ACCOUNT I THRIVENT VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0001173488
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2024
Amendment Flag	false
Thrivent Retirement Choice Variable Annuity | Thrivent Income Builder Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Calculation Method of Benefit [Text Block]	Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base (in California, $10,000,000)	$30,000,000
GLWB Credit Percentage	7%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%
Your Maximum GLWB Benefit Base will be limited to the dollar amount below. In addition, the following factors will be variables in the calculation of your GLWB Rider benefit.
GLWB Rider Features	Current
Maximum GLWB Benefit Base	$30,000,000
GLWB Credit Percentage	7%
GLWB Benefit Base Guaranteed Minimum The GLWB Benefit Base Guaranteed Minimum is calculated using the premium amounts allocated under this contract. It is calculated as the sum of the following:
1) Premium allocated in the first Contract Year, multiplied by:	100%
2) Premium allocated in subsequent Contract Years and no later than one day before the Guarantee Date, multiplied by:
100%